Summary of Significant Accounting Policies - Schedule of Disaggregates the Group’s Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregates the Group’s Revenue [Member]
Total revenue	$ 26,419,714	$ 30,226,939	$ 22,791,538
Global goods trading [Member]
Schedule of Disaggregates the Group’s Revenue [Member]
Total revenue	24,146,468	29,037,915	21,877,126
Others [Member]
Schedule of Disaggregates the Group’s Revenue [Member]
Total revenue	2,273,246	1,189,024	914,412
At a point in time [Member]
Schedule of Disaggregates the Group’s Revenue [Member]
Total revenue	24,146,468	29,037,915	21,877,126
Over time [Member]
Schedule of Disaggregates the Group’s Revenue [Member]
Total revenue	$ 2,273,246	$ 1,189,024	$ 914,412